Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2025
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

	December 31, 2025	December 31, 2024
Balance, beginning of year	$124,355	$90,919
Capital expenditures	930	—
Property acquisitions	34,148	39,355
Divestitures	(8,577)	(2,009)
Exploration and evaluation expense	(5,534)	(779)
Transfers to oil and gas properties (note 6)	(11,737)	(3,131)
Balance, end of year	$133,585	$124,355

At December 31, 2024 and 2025, the Company assessed its exploration and evaluation assets for indicators of impairment or impairment reversal and concluded that the estimation of recoverable amount was not required for any of its CGUs.